Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

March 31, 2020

VIGC-QTLY-0520
1.847666.113

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.45% 6/30/20	$3,187,000	$3,185,106
2.95% 7/15/26	12,000,000	11,804,527
3.6% 2/17/23	6,270,000	6,454,649
4.1% 2/15/28	1,423,000	1,494,458
4.3% 2/15/30	2,799,000	3,012,623
4.45% 4/1/24	480,000	508,442
4.5% 3/9/48	13,000,000	14,108,374
4.75% 5/15/46	15,700,000	17,435,875
Verizon Communications, Inc.:
3% 3/22/27	1,295,000	1,362,770
3.15% 3/22/30	6,416,000	6,899,612
4% 3/22/50	2,150,000	2,551,634
4.862% 8/21/46	7,441,000	9,702,378
5.012% 4/15/49	2,962,000	3,996,069
5.5% 3/16/47	7,027,000	9,633,179
		92,149,696
Entertainment - 0.7%
NBCUniversal, Inc.:
4.45% 1/15/43	2,012,000	2,552,637
5.95% 4/1/41	1,407,000	1,944,148
The Walt Disney Co.:
3.8% 3/22/30	23,020,000	25,883,251
4.7% 3/23/50	7,268,000	9,413,121
		39,793,157
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	5,930,934
4.908% 7/23/25	3,860,000	4,158,302
5.375% 5/1/47	18,172,000	19,636,440
6.484% 10/23/45	2,744,000	3,354,831
Comcast Corp.:
3.1% 4/1/25	593,000	627,001
3.3% 4/1/27	1,600,000	1,703,501
3.4% 4/1/30	1,642,000	1,778,902
3.75% 4/1/40	576,000	636,591
3.9% 3/1/38	1,072,000	1,205,078
4.6% 8/15/45	2,841,000	3,624,803
4.65% 7/15/42	2,539,000	3,228,034
Fox Corp.:
3.666% 1/25/22	721,000	736,365
4.03% 1/25/24	1,268,000	1,317,392
4.709% 1/25/29	1,835,000	2,012,980
5.476% 1/25/39	1,809,000	2,098,389
5.576% 1/25/49	1,201,000	1,438,175
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,376,590
4.5% 9/15/42	924,000	868,577
5.5% 9/1/41	1,700,000	1,777,602
5.875% 11/15/40	1,500,000	1,580,626
6.55% 5/1/37	20,209,000	22,691,176
7.3% 7/1/38	3,781,000	4,644,448
		92,426,737

TOTAL COMMUNICATION SERVICES		224,369,590

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	9,970,831
4.2% 3/1/21	5,411,000	5,207,546
4.25% 5/15/23	2,080,000	1,880,797
4.375% 9/25/21	15,702,000	14,455,283
		31,514,457
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,187,500
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	592,000	612,808
3.5% 7/1/27	1,685,000	1,777,121
3.6% 7/1/30	2,005,000	2,099,838
4.2% 4/1/50	1,015,000	1,124,548
		5,614,315
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,931,000	1,904,934
3% 11/19/24	4,395,000	4,104,051
		6,008,985
Multiline Retail - 0.0%
Target Corp.:
2.25% 4/15/25	1,645,000	1,670,064
2.65% 9/15/30	1,425,000	1,459,065
		3,129,129
Specialty Retail - 0.8%
AutoZone, Inc.:
3.625% 4/15/25	1,142,000	1,157,848
4% 4/15/30	5,311,000	5,420,178
Lowe's Companies, Inc.:
4% 4/15/25	1,571,000	1,679,390
4.5% 4/15/30	3,815,000	4,209,282
5% 4/15/40	2,443,000	2,764,594
5.125% 4/15/50	2,866,000	3,452,202
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,177,000	1,218,910
The Home Depot, Inc.:
2.5% 4/15/27	754,000	761,522
2.7% 4/15/30	2,690,000	2,741,476
3.3% 4/15/40	3,351,000	3,436,678
3.35% 4/15/50	2,514,000	2,733,618
TJX Companies, Inc.:
3.5% 4/15/25	1,862,000	1,904,476
3.75% 4/15/27	4,337,000	4,453,492
3.875% 4/15/30	8,057,000	8,336,965
4.5% 4/15/50	3,258,000	3,491,853
		47,762,484
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.:
2.4% 3/27/25	698,000	723,560
2.75% 3/27/27	1,571,000	1,641,640
2.85% 3/27/30	4,661,000	4,926,766
3.25% 3/27/40	2,409,000	2,515,340
3.375% 3/27/50	1,891,000	2,072,371
		11,879,677

TOTAL CONSUMER DISCRETIONARY		109,096,547

CONSUMER STAPLES - 3.5%
Beverages - 1.9%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	9,539,369
4.9% 2/1/46	11,511,000	11,931,998
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,750,000	5,905,912
5.45% 1/23/39	4,690,000	5,459,958
5.55% 1/23/49	10,715,000	12,610,087
5.8% 1/23/59 (Reg. S)	11,321,000	13,866,970
Molson Coors Beverage Co.:
3% 7/15/26	7,500,000	7,044,912
5% 5/1/42	13,093,000	12,706,932
PepsiCo, Inc.:
2.625% 3/19/27	659,000	688,452
2.75% 3/19/30	4,300,000	4,594,926
3.5% 3/19/40	2,216,000	2,491,362
3.625% 3/19/50	4,300,000	5,102,821
3.875% 3/19/60	1,757,000	2,208,033
The Coca-Cola Co.:
3.375% 3/25/27	5,679,000	6,269,894
3.45% 3/25/30	3,470,000	3,924,518
4.125% 3/25/40	1,967,000	2,423,362
4.2% 3/25/50	3,643,000	4,773,051
		111,542,557
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,918,000	2,960,178
Food Products - 0.1%
Archer Daniels Midland Co.:
2.75% 3/27/25	987,000	1,007,497
3.25% 3/27/30	1,642,000	1,739,468
Conagra Brands, Inc. 3.8% 10/22/21	1,121,000	1,129,735
General Mills, Inc. 2.875% 4/15/30	718,000	716,564
		4,593,264
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30	415,000	445,639
Procter & Gamble Co.:
2.8% 3/25/27	831,000	906,167
3% 3/25/30	1,992,000	2,211,200
3.55% 3/25/40	1,436,000	1,674,759
3.6% 3/25/50	1,393,000	1,718,269
		6,956,034
Tobacco - 1.3%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	4,148,774
4% 1/31/24	2,227,000	2,278,879
4.25% 8/9/42	5,531,000	5,501,465
4.5% 5/2/43	3,707,000	3,512,985
4.8% 2/14/29	5,504,000	5,758,984
5.375% 1/31/44	6,678,000	7,407,385
5.95% 2/14/49	3,700,000	4,304,854
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,801,959
4.25% 7/21/25 (a)	15,488,000	15,069,590
Reynolds American, Inc.:
3.25% 6/12/20	939,000	936,183
4% 6/12/22	3,228,000	3,269,074
4.45% 6/12/25	2,341,000	2,383,956
5.7% 8/15/35	1,215,000	1,337,774
5.85% 8/15/45	9,320,000	10,022,069
6.15% 9/15/43	4,000,000	4,342,967
7.25% 6/15/37	2,962,000	3,516,768
		78,593,666

TOTAL CONSUMER STAPLES		204,645,699

ENERGY - 4.4%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,484,687
Halliburton Co.:
3.8% 11/15/25	151,000	134,018
4.85% 11/15/35	2,154,000	1,671,951
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	2,180,000	239,800
8.95% 4/1/45 (b)	2,104,000	105,200
		3,635,656
Oil, Gas & Consumable Fuels - 4.3%
Amerada Hess Corp.:
7.125% 3/15/33	1,003,000	806,878
7.3% 8/15/31	1,341,000	1,148,742
7.875% 10/1/29	4,387,000	3,536,206
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	5,801,324
5.85% 2/1/35	2,497,000	1,925,763
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	3,137,226
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,379,000	4,361,214
4.5% 6/1/25	1,336,000	1,316,458
DCP Midstream LLC 4.75% 9/30/21 (a)	3,739,000	3,271,999
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,416,269
5.6% 4/1/44	1,227,000	543,168
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	1,188,217
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,433,800
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	733,624
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,336,144
Enbridge, Inc.:
4% 10/1/23	2,813,000	2,677,054
4.25% 12/1/26	1,773,000	1,805,756
Energy Transfer Partners LP:
3.75% 5/15/30	2,315,000	1,813,213
4.2% 9/15/23	1,186,000	1,035,915
4.25% 3/15/23	1,017,000	910,845
4.5% 4/15/24	1,262,000	1,125,743
4.95% 6/15/28	4,048,000	3,351,306
5% 5/15/50	5,176,000	3,995,471
5.25% 4/15/29	2,052,000	1,737,605
5.8% 6/15/38	2,257,000	1,958,081
6% 6/15/48	1,470,000	1,234,284
6.25% 4/15/49	1,409,000	1,192,451
Enterprise Products Operating LP:
3.7% 2/15/26	4,800,000	4,790,810
3.75% 2/15/25	2,900,000	2,884,326
Exxon Mobil Corp. 3.482% 3/19/30	13,440,000	14,893,098
Hess Corp. 4.3% 4/1/27	870,000	643,512
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,661,436
6.55% 9/15/40	460,000	495,071
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	2,500,901
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,120,428
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.8989% 9/9/21 (b)(c)	1,583,000	1,495,832
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (b)(c)	2,383,000	2,217,091
4.5% 7/15/23	1,975,000	1,699,635
4.8% 2/15/29	1,126,000	992,526
4.875% 12/1/24	2,736,000	2,395,250
5.5% 2/15/49	3,377,000	2,851,025
Occidental Petroleum Corp.:
2.6% 8/13/21	1,544,000	1,235,529
2.7% 8/15/22	1,364,000	971,890
2.9% 8/15/24	4,509,000	2,457,405
3.2% 8/15/26	607,000	296,223
3.5% 8/15/29	1,909,000	897,326
4.3% 8/15/39	278,000	118,205
4.4% 8/15/49	279,000	120,638
4.85% 3/15/21	1,620,000	1,357,077
5.55% 3/15/26	5,174,000	2,759,359
6.2% 3/15/40	1,700,000	774,831
6.45% 9/15/36	4,602,000	2,200,965
6.6% 3/15/46	5,708,000	2,690,167
7.5% 5/1/31	7,680,000	3,975,671
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	3,804,000	3,442,620
7.25% 3/17/44	24,245,000	24,321,221
Petroleos Mexicanos:
4.5% 1/23/26	5,320,000	3,862,054
5.95% 1/28/31 (a)	1,521,000	1,045,840
6.35% 2/12/48	13,200,000	8,250,000
6.49% 1/23/27 (a)	3,830,000	2,824,625
6.5% 3/13/27	4,830,000	3,550,805
6.5% 1/23/29	5,560,000	4,000,281
6.75% 9/21/47	12,105,000	7,928,775
6.84% 1/23/30 (a)	20,585,000	14,893,659
6.95% 1/28/60 (a)	7,879,000	5,219,838
7.69% 1/23/50 (a)	16,210,000	11,103,850
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	903,206
3.6% 11/1/24	1,389,000	1,142,296
3.65% 6/1/22	2,155,000	1,969,157
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	1,906,836
Southwestern Energy Co. 6.2% 1/23/25 (b)	2,509,000	1,708,504
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,071,081
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,116,792
4.55% 6/24/24	13,337,000	12,153,276
Western Gas Partners LP:
3.95% 6/1/25	868,000	445,752
4.5% 3/1/28	2,000,000	970,403
4.65% 7/1/26	9,056,000	4,613,290
4.75% 8/15/28	1,155,000	549,859
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,413,697
3.9% 1/15/25	1,216,000	1,090,343
4% 11/15/21	2,221,000	2,106,949
4.3% 3/4/24	5,449,000	4,951,184
4.5% 11/15/23	1,751,000	1,641,807
		253,488,983

TOTAL ENERGY		257,124,639

FINANCIALS - 18.2%
Banks - 7.9%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	31,118,900
3.3% 1/11/23	4,342,000	4,497,230
3.419% 12/20/28 (b)	18,965,000	19,581,790
3.5% 4/19/26	5,024,000	5,349,118
3.864% 7/23/24 (b)	4,370,000	4,584,760
3.95% 4/21/25	4,125,000	4,337,878
4.2% 8/26/24	19,977,000	21,233,879
4.25% 10/22/26	4,261,000	4,546,726
4.45% 3/3/26	1,517,000	1,640,586
Barclays PLC:
3.25% 1/12/21	4,610,000	4,579,067
4.375% 1/12/26	6,221,000	6,252,105
5.088% 6/20/30 (b)	7,347,000	7,611,910
5.2% 5/12/26	6,222,000	6,392,483
Capital One NA 2.15% 9/6/22	3,839,000	3,742,743
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,063,052
3.352% 4/24/25 (b)	4,959,000	5,106,246
3.875% 3/26/25	9,500,000	9,956,635
4.05% 7/30/22	1,800,000	1,832,356
4.3% 11/20/26	1,733,000	1,832,456
4.412% 3/31/31 (b)	10,622,000	11,687,137
4.45% 9/29/27	17,100,000	17,930,325
5.5% 9/13/25	5,524,000	6,137,872
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	4,972,458
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,368,941
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	4,660,000	4,708,642
3.8% 9/15/22	7,240,000	7,360,821
3.8% 6/9/23	8,582,000	8,777,224
4.55% 4/17/26	2,575,000	2,719,224
Discover Bank:
4.2% 8/8/23	2,849,000	3,024,985
7% 4/15/20	2,309,000	2,310,916
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	2,984,678
8.25% 3/1/38	4,319,000	5,702,227
HSBC Holdings PLC:
4.25% 3/14/24	2,200,000	2,263,041
4.95% 3/31/30	1,425,000	1,571,547
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,028,487
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,426,051
5.71% 1/15/26 (a)	9,864,000	9,612,111
JPMorgan Chase & Co.:
2.95% 10/1/26	8,028,000	8,296,177
3.797% 7/23/24 (b)	5,719,000	5,985,529
3.875% 9/10/24	43,751,000	46,198,474
4.125% 12/15/26	14,080,000	15,392,073
4.493% 3/24/31 (b)	12,800,000	14,849,608
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,632,781
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	20,522,000	21,016,768
6% 12/19/23	10,433,000	10,838,042
6.1% 6/10/23	13,369,000	13,745,895
6.125% 12/15/22	8,239,000	8,498,475
Synchrony Bank 3% 6/15/22	4,542,000	4,507,015
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,668,325
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,563,000	4,496,272
4.478% 4/4/31 (b)	14,300,000	16,169,110
5.013% 4/4/51 (b)	21,093,000	26,743,414
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	3,602,237
		467,486,802
Capital Markets - 5.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,823,697
4.25% 2/15/24	4,287,000	4,582,872
Ares Capital Corp. 4.2% 6/10/24	8,906,000	7,895,902
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	10,580,000	10,053,071
3.869% 1/12/29 (a)(b)	4,020,000	4,069,228
4.194% 4/1/31 (a)(b)	9,619,000	9,853,559
Deutsche Bank AG 4.5% 4/1/25	10,381,000	8,944,910
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,363,862
3.3% 11/16/22	9,310,000	8,720,467
5% 2/14/22	9,082,000	8,956,310
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,019,800
3.2% 2/23/23	7,150,000	7,296,014
3.691% 6/5/28 (b)	41,645,000	42,796,473
3.8% 3/15/30	15,490,000	16,141,065
4.25% 10/21/25	2,269,000	2,385,444
6.75% 10/1/37	2,246,000	2,961,886
Intercontinental Exchange, Inc. 2.75% 12/1/20	1,628,000	1,631,332
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,418,144
3.75% 3/24/25	5,075,000	5,325,700
4.875% 2/15/24	2,240,000	2,423,084
Morgan Stanley:
3.125% 1/23/23	26,000,000	26,591,787
3.125% 7/27/26	21,964,000	22,704,027
3.622% 4/1/31 (b)	10,036,000	10,444,855
3.625% 1/20/27	11,000,000	11,627,561
3.7% 10/23/24	3,281,000	3,466,424
3.737% 4/24/24 (b)	5,000,000	5,148,090
4.431% 1/23/30 (b)	4,395,000	4,884,691
4.875% 11/1/22	7,751,000	8,137,771
5% 11/24/25	14,636,000	16,178,525
5.75% 1/25/21	3,512,000	3,604,800
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,019,151
State Street Corp.:
2.825% 3/30/23 (a)(b)	681,000	687,216
2.901% 3/30/26 (a)(b)	639,000	654,214
3.152% 3/30/31 (a)(b)	435,000	445,720
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,465,789
		306,723,441
Consumer Finance - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	4,834,214
3.5% 5/26/22	1,724,000	1,437,505
3.5% 1/15/25	8,300,000	7,051,534
4.125% 7/3/23	4,192,000	3,560,801
4.45% 12/16/21	2,938,000	2,618,819
4.45% 4/3/26	3,126,000	2,680,455
4.875% 1/16/24	5,015,000	4,297,431
Ally Financial, Inc. 5.125% 9/30/24	2,138,000	2,083,460
Capital One Financial Corp. 3.8% 1/31/28	6,237,000	6,164,226
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,143,367
3.95% 11/6/24	2,847,000	2,897,311
4.1% 2/9/27	3,673,000	3,533,211
4.5% 1/30/26	4,686,000	4,780,556
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	15,978,353
5.085% 1/7/21	2,973,000	2,855,923
5.584% 3/18/24	6,246,000	5,793,165
5.596% 1/7/22	6,152,000	5,952,060
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,451,803
3.75% 8/15/21	2,203,000	2,212,663
3.95% 12/1/27	7,681,000	6,831,259
4.25% 8/15/24	2,218,000	2,135,538
4.375% 3/19/24	2,280,000	2,245,137
5.15% 3/19/29	6,556,000	6,319,984
Toyota Motor Credit Corp.:
2.9% 3/30/23	7,749,000	7,797,631
3% 4/1/25	7,088,000	7,121,305
3.375% 4/1/30	2,300,000	2,326,938
		120,104,649
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc.:
3.9% 4/20/23	1,041,000	1,037,275
4.35% 4/20/28	4,250,000	4,135,705
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,663,411
3.875% 8/15/22	5,542,000	5,322,487
4.125% 6/15/26	4,647,000	4,849,497
4.125% 5/15/29	5,051,000	5,178,385
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	5,249,049
Pine Street Trust I:
4.572% 2/15/29 (a)	5,707,000	5,420,716
5.568% 2/15/49 (a)	5,700,000	5,120,310
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,876,126
		44,852,961
Insurance - 2.3%
AFLAC, Inc. 3.6% 4/1/30	2,371,000	2,400,182
AIA Group Ltd. 3.375% 4/7/30 (a)	7,358,000	7,336,367
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,356,746
3.75% 7/10/25	8,311,000	8,320,241
4.875% 6/1/22	3,597,000	3,718,732
Aon Corp. 5% 9/30/20	1,402,000	1,416,115
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,527,126
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,418,889
4.75% 3/15/39	1,825,000	2,150,028
4.8% 7/15/21	2,278,000	2,352,276
4.9% 3/15/49	3,633,000	4,645,738
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	6,306,000	5,846,045
MetLife, Inc. 4.55% 3/23/30	11,500,000	12,909,732
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.51% 5/28/21 (a)(b)(c)	27,560,000	26,493,551
3% 1/10/23 (a)	2,636,000	2,671,940
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	5,434,211
Progressive Corp. 3.2% 3/26/30	878,000	953,841
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,241,800
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	6,084,179
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,691,430
Unum Group:
3.875% 11/5/25	4,860,000	4,401,313
4% 3/15/24	5,930,000	5,859,007
4% 6/15/29	4,410,000	4,234,939
5.625% 9/15/20	2,889,000	2,895,465
5.75% 8/15/42	7,278,000	7,085,382
		132,445,275

TOTAL FINANCIALS		1,071,613,128

HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.404% 6/5/20	3,144,000	3,134,214
Health Care Providers & Services - 1.9%
Centene Corp.:
3.375% 2/15/30 (a)	5,100,000	4,743,000
4.25% 12/15/27 (a)	5,745,000	5,755,916
4.625% 12/15/29 (a)	8,925,000	8,969,625
4.75% 1/15/25 (a)	4,565,000	4,622,063
Cigna Corp.:
3.75% 7/15/23	3,230,000	3,324,592
4.125% 9/15/20 (a)	2,723,000	2,738,095
4.125% 11/15/25	3,582,000	3,835,480
4.375% 10/15/28	6,064,000	6,522,679
4.8% 8/15/38	3,776,000	4,243,723
4.9% 12/15/48	3,772,000	4,559,200
CVS Health Corp.:
3% 8/15/26	625,000	622,571
3.25% 8/15/29	1,435,000	1,397,646
3.625% 4/1/27	1,795,000	1,839,466
3.7% 3/9/23	2,500,000	2,602,470
3.75% 4/1/30	3,421,000	3,539,671
4.1% 3/25/25	12,312,000	12,957,357
4.125% 4/1/40	2,381,000	2,393,536
4.25% 4/1/50	676,000	702,790
4.3% 3/25/28	13,403,000	14,234,036
4.78% 3/25/38	5,967,000	6,553,323
5.05% 3/25/48	8,772,000	9,961,535
HCA Holdings, Inc. 4.75% 5/1/23	215,000	220,250
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,217,926
6.015% 11/15/48	4,201,000	4,593,309
		113,150,259
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25	3,051,000	3,269,168
4.497% 3/25/30	1,590,000	1,792,264
		5,061,432
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	6,868,000	6,892,038
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,532,569
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	1,003,000	997,729
5.022% 8/28/23 (b)	3,166,000	3,202,411
5.65% 8/28/28 (b)	1,334,000	1,407,772
Mylan NV:
3.15% 6/15/21	5,002,000	4,955,915
3.95% 6/15/26	2,549,000	2,545,748
4.55% 4/15/28	4,000,000	3,916,020
Perrigo Finance PLC 3.5% 12/15/21	449,000	463,589
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	9,847,000	9,810,150
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	939,000	896,914
2.8% 7/21/23	1,463,000	1,334,973
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,685,657
		42,641,485

TOTAL HEALTH CARE		163,987,390

INDUSTRIALS - 0.7%
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	446,000	465,499
3.05% 4/15/30	360,000	377,020
3.7% 4/15/50	444,000	496,833
		1,339,352
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25	887,000	918,389
3.1% 4/15/30	2,365,000	2,507,607
3.75% 4/15/50	721,000	840,345
		4,266,341
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,013,072
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,572,000	1,393,203
3.95% 7/1/24 (a)	2,088,000	1,745,866
4.375% 5/1/26 (a)	2,546,000	2,037,884
5.25% 5/15/24 (a)	3,813,000	3,247,348
CSX Corp. 3.8% 4/15/50	1,409,000	1,480,015
		9,904,316
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,107,713
3% 9/15/23	877,000	727,910
3.375% 6/1/21	2,523,000	2,269,791
3.75% 2/1/22	4,522,000	4,183,902
3.875% 4/1/21	3,180,000	2,909,434
3.875% 7/3/23	5,581,000	5,047,013
4.25% 2/1/24	5,740,000	4,993,800
4.25% 9/15/24	3,565,000	3,171,879
		24,411,442

TOTAL INDUSTRIALS		40,934,523

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,617,725
6.02% 6/15/26 (a)	1,564,000	1,664,161
		6,281,886
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	713,000	774,785
3.35% 3/26/30	992,000	1,102,324
3.85% 3/26/50	851,000	1,038,717
		2,915,826
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp.:
2.85% 4/1/30	1,993,000	2,071,405
3.5% 4/1/40	2,154,000	2,291,505
3.5% 4/1/50	4,315,000	4,710,789
3.7% 4/1/60	849,000	919,656
		9,993,355
Software - 0.6%
Oracle Corp.:
2.5% 4/1/25	5,858,000	5,980,262
2.8% 4/1/27	5,858,000	5,971,194
2.95% 4/1/30	5,900,000	5,935,412
3.6% 4/1/40	5,860,000	5,833,372
3.6% 4/1/50	5,860,000	5,836,372
3.85% 4/1/60	5,900,000	5,935,789
		35,492,401

TOTAL INFORMATION TECHNOLOGY		54,683,468

MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	1,885,173
6.75% 10/19/75 (a)(b)	4,773,000	5,060,621
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,680,316
4.5% 8/1/47 (a)	1,720,000	1,681,838
		10,307,948
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,167,000	4,526,931
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,193,868
American Tower Corp. 2.8% 6/1/20	9,000,000	8,929,287
Boston Properties, Inc.:
3.85% 2/1/23	4,708,000	4,757,255
4.5% 12/1/28	3,891,000	4,279,109
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,611,673
4.25% 1/15/24	3,408,000	3,482,484
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,322,128
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,143,159
3.75% 12/1/24	1,576,000	1,625,393
3.875% 10/15/22	3,512,000	3,639,131
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,389,992
HCP, Inc.:
3.25% 7/15/26	573,000	572,709
3.5% 7/15/29	656,000	641,693
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,173,335
3.5% 8/1/26	1,366,000	1,350,913
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	7,944,073
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,415,088
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	5,913,000	5,178,153
4.375% 8/1/23	6,023,000	5,986,982
4.5% 1/15/25	2,677,000	2,593,952
4.5% 4/1/27	16,195,000	16,010,725
4.75% 1/15/28	6,382,000	6,211,601
4.95% 4/1/24	1,354,000	1,338,302
5.25% 1/15/26	5,686,000	5,662,253
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	998,327
5% 12/15/23	737,000	778,069
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,290,869
4.25% 2/1/26	2,954,000	3,009,338
Store Capital Corp. 4.625% 3/15/29	1,793,000	1,810,714
Ventas Realty LP:
3% 1/15/30	7,629,000	6,816,987
3.125% 6/15/23	1,289,000	1,346,753
3.5% 2/1/25	6,443,000	6,328,846
4% 3/1/28	2,243,000	2,110,458
4.125% 1/15/26	1,557,000	1,554,436
4.375% 2/1/45	763,000	694,787
4.75% 11/15/30	10,016,000	9,837,755
Weingarten Realty Investors 3.375% 10/15/22	812,000	832,532
WP Carey, Inc.:
3.85% 7/15/29	1,275,000	1,243,928
4% 2/1/25	5,360,000	5,516,849
		146,150,837
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,692,032
3.95% 11/15/27	4,613,000	4,327,949
4.1% 10/1/24	5,070,000	5,044,825
4.55% 10/1/29	5,842,000	6,050,400
Digital Realty Trust LP:
3.95% 7/1/22	3,320,000	3,397,269
4.75% 10/1/25	3,533,000	3,685,802
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,339,395
4.5% 4/18/22	1,218,000	1,131,497
Post Apartment Homes LP 3.375% 12/1/22	790,000	768,018
Tanger Properties LP:
3.125% 9/1/26	6,109,000	5,932,976
3.75% 12/1/24	3,470,000	3,597,965
3.875% 12/1/23	1,792,000	1,866,935
		45,835,063

TOTAL REAL ESTATE		191,985,900

UTILITIES - 1.8%
Electric Utilities - 1.1%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	3,447,000	3,424,070
3.743% 5/1/26	13,180,000	12,915,558
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,836,836
6.4% 9/15/20 (a)	7,513,000	7,674,026
Eversource Energy 2.8% 5/1/23	5,110,000	5,137,369
Exelon Corp.:
4.05% 4/15/30	1,740,000	1,723,261
4.7% 4/15/50	775,000	809,524
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	11,979,473
7.375% 11/15/31	5,363,000	7,208,482
IPALCO Enterprises, Inc.:
3.45% 7/15/20	7,767,000	7,765,852
3.7% 9/1/24	2,157,000	2,235,816
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	521,389
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,273,698
		65,505,354
Gas Utilities - 0.1%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,031,740
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,183,719
		3,215,459
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,195,511
3.55% 6/15/26	1,891,000	1,803,564
		2,999,075
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	983,000	1,044,661
4.05% 4/15/25 (a)	12,432,000	13,408,547
4.25% 10/15/50 (a)	560,000	639,944
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	790,000	814,842
3.95% 4/1/50	1,387,000	1,444,349
NiSource, Inc. 2.95% 9/1/29	8,554,000	8,125,337
Puget Energy, Inc.:
6% 9/1/21	4,807,000	4,895,440
6.5% 12/15/20	1,534,000	1,566,317
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (b)(c)	1,426,000	1,146,184
		33,085,621

TOTAL UTILITIES		104,805,509

TOTAL NONCONVERTIBLE BONDS
(Cost $2,450,049,100)		2,433,554,341

U.S. Government and Government Agency Obligations - 27.8%
U.S. Treasury Inflation-Protected Obligations - 6.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$33,835,000	$42,404,669
1% 2/15/49	17,310,000	22,090,867
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	16,814,000	18,308,587
0.125% 10/15/24	61,964,600	63,067,410
0.25% 1/15/25	6,800,000	7,473,477
0.25% 7/15/29	30,000,000	31,619,151
0.375% 1/15/27	16,460,000	18,005,291
0.375% 7/15/27	16,152,500	17,536,794
0.625% 1/15/26	65,147,500	73,086,302
0.75% 7/15/28	26,500,000	29,161,220
0.875% 1/15/29	27,018,100	30,021,520

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		352,775,288

U.S. Treasury Obligations - 21.8%
U.S. Treasury Bonds:
2% 2/15/50	32,500,000	37,746,973
3% 5/15/45	34,384,000	46,770,299
3% 2/15/49	155,837,800	217,314,594
U.S. Treasury Notes:
1.5% 9/30/24	41,299,000	43,399,442
1.625% 9/30/26	187,060,000	200,227,269
1.625% 8/15/29	45,257,100	49,141,078
1.875% 3/31/22	14,649,000	15,129,670
2% 12/31/21	199,319,000	205,469,861
2.125% 3/31/24	197,361,000	211,376,714
2.125% 11/30/24	11,586,000	12,526,005
2.5% 1/31/24	77,300,000	83,698,387
2.5% 2/28/26	103,467,000	115,587,998
3.125% 11/15/28	34,964,300	42,224,855

TOTAL U.S. TREASURY OBLIGATIONS		1,280,613,145

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,483,722,840)		1,633,388,433

U.S. Government Agency - Mortgage Securities - 34.1%
Fannie Mae - 10.1%
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	17,058	17,462
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (b)(c)	18,104	18,586
12 month U.S. LIBOR + 1.660% 4.136% 11/1/36 (b)(c)	187,091	193,062
12 month U.S. LIBOR + 1.710% 4.588% 6/1/42 (b)(c)	87,732	89,371
12 month U.S. LIBOR + 1.750% 3.958% 7/1/35 (b)(c)	13,527	13,993
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (b)(c)	128,410	133,242
12 month U.S. LIBOR + 1.800% 4.498% 7/1/41 (b)(c)	135,133	137,622
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (b)(c)	48,904	49,902
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (b)(c)	74,085	76,084
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (b)(c)	85,934	89,490
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (b)(c)	38,942	39,729
12 month U.S. LIBOR + 1.900% 4.45% 5/1/36 (b)(c)	87,267	90,271
12 month U.S. LIBOR + 1.900% 4.783% 7/1/37 (b)(c)	19,037	19,671
12 month U.S. LIBOR + 1.930% 4.467% 9/1/36 (b)(c)	74,201	76,393
6 month U.S. LIBOR + 1.310% 3.313% 5/1/34 (b)(c)	109,602	111,103
6 month U.S. LIBOR + 1.420% 3.314% 9/1/33 (b)(c)	132,676	135,110
6 month U.S. LIBOR + 1.550% 3.643% 10/1/33 (b)(c)	6,144	6,275
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (b)(c)	9,644	9,868
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.189% 10/1/33 (b)(c)	133,900	138,711
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.833% 3/1/35 (b)(c)	6,648	6,910
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.007% 8/1/36 (b)(c)	269,517	280,935
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (b)(c)	20,216	20,935
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.399% 5/1/35 (b)(c)	22,365	23,219
2.5% 11/1/27 to 12/1/49	44,865,511	46,687,879
3% 8/1/27 to 2/1/50	168,710,339	177,755,312
3.5% 1/1/34 to 11/1/49	159,402,288	169,730,359
4% 11/1/31 to 11/1/49	109,211,779	117,860,230
4.5% to 4.5% 5/1/25 to 9/1/49	51,812,736	56,300,543
5% 9/1/20 to 11/1/44	12,952,063	14,326,174
6% 10/1/34 to 1/1/42	6,034,012	7,014,161
6.5% 12/1/23 to 8/1/36	1,102,045	1,266,398
7% to 7% 11/1/23 to 8/1/32	254,653	282,065
7.5% to 7.5% 9/1/22 to 11/1/31	212,617	242,305
8% 1/1/30 to 3/1/30	1,249	1,371
8.5% 3/1/25 to 6/1/25	303	336

TOTAL FANNIE MAE		593,245,077

Freddie Mac - 5.4%
12 month U.S. LIBOR + 1.370% 3.523% 3/1/36 (b)(c)	60,933	62,658
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (b)(c)	34,579	35,421
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	54,773	55,276
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	60,830	62,543
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (b)(c)	118,354	121,602
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	81,467	83,133
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (b)(c)	106,141	108,951
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (b)(c)	1,540	1,596
12 month U.S. LIBOR + 2.160% 4.285% 11/1/35 (b)(c)	44,915	46,755
6 month U.S. LIBOR + 1.650% 3.818% 4/1/35 (b)(c)	91,165	93,164
6 month U.S. LIBOR + 2.680% 4.742% 10/1/35 (b)(c)	12,528	12,944
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	8,520	8,890
2.5% 5/1/28 to 2/1/35	26,757,193	27,809,804
3% 6/1/31 to 12/1/46	37,198,942	39,253,229
3.5% 3/1/32 to 10/1/49	123,022,682	131,554,023
4% 5/1/37 to 10/1/48	71,925,656	77,818,737
4.5% 7/1/25 to 10/1/48	36,729,242	39,977,761
5% 1/1/35 to 6/1/41	2,470,403	2,733,713
6% 4/1/32 to 8/1/37	583,612	669,696
7.5% 5/1/26 to 11/1/31	28,131	32,324
8% 4/1/27 to 5/1/27	1,867	2,104
8.5% 5/1/27 to 1/1/28	3,923	4,409

TOTAL FREDDIE MAC		320,548,733

Ginnie Mae - 12.2%
3% 12/20/42 to 4/20/50	68,868,405	73,034,081
3.5% 12/20/40 to 1/20/50	137,664,872	146,310,132
4% 2/15/40 to 9/20/48	149,284,895	160,356,035
4.5% 5/15/39 to 6/20/47	30,677,389	33,304,896
5% 3/15/39 to 4/20/48	6,670,969	7,262,492
6.5% 4/15/35 to 11/15/35	63,970	74,182
7% 1/15/28 to 7/15/32	674,775	767,487
7.5% to 7.5% 4/15/22 to 10/15/28	156,929	174,859
8% 3/15/30 to 9/15/30	8,875	10,317
2.5% 4/1/50 (d)	9,500,000	9,931,855
2.5% 4/1/50 (d)	4,850,000	5,070,473
2.5% 4/1/50 (d)	4,650,000	4,861,382
2.5% 4/1/50 (d)	200,000	209,092
2.5% 4/1/50 (d)	9,700,000	10,140,946
2.5% 4/1/50 (d)	19,800,000	20,700,076
2.5% 4/1/50 (d)	55,000,000	57,500,212
2.5% 4/1/50 (d)	20,000,000	20,909,168
2.5% 4/1/50 (d)	10,000,000	10,454,584
2.5% 5/1/50 (d)	9,700,000	10,123,517
2.5% 5/1/50 (d)	23,300,000	24,317,313
2.5% 5/1/50 (d)	10,000,000	10,436,615
2.5% 5/1/50 (d)	4,850,000	5,061,758
2.5% 5/1/50 (d)	4,850,000	5,061,758
3% 4/1/50 (d)	2,800,000	2,961,467
3.5% 4/1/50 (d)	11,400,000	12,025,908
3.5% 4/1/50 (d)	900,000	949,414
3.5% 4/1/50 (d)	10,600,000	11,181,985
3.5% 4/1/50 (d)	10,600,000	11,181,985
3.5% 4/1/50 (d)	35,000,000	36,921,647
3.5% 5/1/50 (d)	1,150,000	1,212,556
3.5% 5/1/50 (d)	11,400,000	12,020,119
3.5% 5/1/50 (d)	11,500,000	12,125,559

TOTAL GINNIE MAE		716,653,870

Uniform Mortgage Backed Securities - 6.4%
2.5% 4/1/35 (d)	1,300,000	1,349,499
2.5% 4/1/50 (d)	35,000,000	36,280,738
2.5% 5/1/50 (d)	21,900,000	22,660,313
3% 4/1/35 (d)	40,000,000	41,883,748
3% 4/1/35 (d)	30,000,000	31,412,811
3% 4/1/50 (d)	13,950,000	14,628,754
3% 4/1/50 (d)	9,250,000	9,700,070
3% 4/1/50 (d)	8,350,000	8,756,279
3% 4/1/50 (d)	3,250,000	3,408,133
3% 4/1/50 (d)	4,050,000	4,247,058
3% 4/1/50 (d)	35,000,000	36,702,967
3% 4/1/50 (d)	60,000,000	62,919,372
3% 5/1/50 (d)	22,300,000	23,361,513
3% 5/1/50 (d)	6,750,000	7,071,310
3% 5/1/50 (d)	9,500,000	9,952,214
3% 5/1/50 (d)	30,000,000	31,428,045
3.5% 4/1/50 (d)	15,700,000	16,605,650
3.5% 5/1/50 (d)	2,900,000	3,064,680
3.5% 5/1/50 (d)	10,000,000	10,567,863

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		376,001,017

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,954,580,447)		2,006,448,697

Asset-Backed Securities - 3.2%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,828,276	$2,347,319
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,839,779	2,892,909
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	6,402,324	4,839,036
Class B, 4.458% 10/16/39 (a)	1,126,362	758,312
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.1221% 7/22/32 (a)(b)(c)	6,268,000	5,705,923
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1635% 1/20/33 (a)(b)(c)	3,021,000	2,874,472
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,972,801	2,130,773
Class B, 4.335% 1/16/40 (a)	473,101	313,069
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	5,467,000	5,229,667
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.0313% 1/15/29 (a)(b)(c)	6,857,000	6,612,562
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.25% 4/17/33 (a)(b)(c)	2,171,000	2,019,562
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	2,600,000	2,483,668
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	7,902,927	5,782,640
Class AA, 2.487% 12/16/41 (a)	1,530,958	1,247,854
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.6167% 4/15/29 (a)(b)(c)	6,492,000	6,309,594
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,640,002	3,945,920
Class B, 5.095% 4/15/39 (a)	2,379,337	1,557,316
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,124,036	4,450,451
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	4,495,000	4,189,983
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 2.9304% 5/29/32 (a)(b)(c)	3,185,000	2,986,138
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,480,878	3,348,813
Class A2II, 4.03% 11/20/47 (a)	5,892,370	5,530,520
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	2,036,000	1,949,238
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.1113% 4/15/29 (a)(b)(c)	7,519,000	7,332,085
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.0218% 5/15/32 (a)(b)(c)	5,210,000	4,987,476
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 0% 4/17/33 (a)(b)(c)	4,300,000	4,104,470
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 1.7716% 3/25/34 (b)(c)	115	114
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	6,083,000	5,816,303
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,712,456	1,985,794
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,762,667	1,932,577
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.7868% 1/22/28 (a)(b)(c)	4,688,000	4,553,337
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.0391% 1/20/29 (a)(b)(c)	2,547,000	2,466,112
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.1313% 7/15/32 (a)(b)(c)	6,260,000	5,999,540
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	2,954,000	2,825,985
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.0991% 4/20/30 (a)(b)(c)	5,650,000	5,450,504
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	4,021,000	3,836,006
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.7571% 10/20/30 (a)(b)(c)	6,381,000	6,014,686
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.4566% 9/25/35 (b)(c)	159,761	157,568
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.1361% 7/17/32 (a)(b)(c)	6,261,000	6,000,799
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.1916% 1/25/36 (b)(c)	520,000	494,319
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,770,045	3,739,620
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,998,795	3,497,421
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	6,120,000	3,958,418
Class B, 4.335% 3/15/40 (a)	558,000	325,840
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	6,201,000	5,987,525
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1% 1/20/29 (a)(b)(c)	4,342,000	4,190,152
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8066% 9/25/34 (b)(c)	8,753	7,659
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,309,821	4,487,370
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	8,768,143	6,130,487
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.1813% 4/15/32 (a)(b)(c)	6,307,000	6,024,446
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.0891% 7/20/32 (a)(b)(c)	6,552,000	6,270,959
TOTAL ASSET-BACKED SECURITIES
(Cost $215,836,387)		188,083,311

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7968% 2/25/37 (b)(c)	4,886	4,861
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	3,183	2,900

TOTAL PRIVATE SPONSOR		7,761

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	139,087	149,704
Series 1999-57 Class PH, 6.5% 12/25/29	171,663	198,476
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	578,480	577,502
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 35.9722% 6/16/37 (b)(f)	19,449	37,492
Series 2015-H21 Class JA, 2.5% 6/20/65 (e)	563,431	563,381

TOTAL U.S. GOVERNMENT AGENCY		1,526,555

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,460,574)		1,534,316

Commercial Mortgage Securities - 2.1%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,856,000	3,760,337
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	865,000	799,985
Class CNM, 3.8425% 11/5/32 (a)(b)	358,000	325,443
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	658,000	676,884
Benchmark Mortgage Trust sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	746,000	830,751
Series 2019-B14 Class A5, 3.0486% 12/15/62	1,025,000	1,071,542
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.7046% 12/15/36 (a)(b)(c)	3,529,000	3,210,988
Class C, 1 month U.S. LIBOR + 1.120% 1.8246% 12/15/36 (a)(b)(c)	2,815,000	2,533,142
Class D, 1 month U.S. LIBOR + 1.250% 1.9546% 12/15/36 (a)(b)(c)	4,367,000	3,886,037
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 1.5046% 12/15/36 (a)(b)(c)	6,724,000	6,235,873
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 3.3296% 9/15/37 (a)(b)(c)	1,924,568	1,323,046
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 2.5046% 11/15/35 (a)(b)(c)	2,048,200	1,807,096
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.0046% 4/15/34 (a)(b)(c)	3,284,000	2,942,076
Class C, 1 month U.S. LIBOR + 1.600% 2.3046% 4/15/34 (a)(b)(c)	2,171,000	1,912,563
Class D, 1 month U.S. LIBOR + 1.900% 2.6046% 4/15/34 (a)(b)(c)	2,279,000	1,986,203
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.7846% 10/15/36 (a)(b)(c)	2,956,009	2,771,004
Class C, 1 month U.S. LIBOR + 1.250% 1.9546% 10/15/36 (a)(b)(c)	3,716,508	3,372,270
Class D, 1 month U.S. LIBOR + 1.450% 2.1546% 10/15/36 (a)(b)(c)	5,263,302	4,709,937
Class E, 1 month U.S. LIBOR + 1.800% 2.5046% 10/15/36 (a)(b)(c)	7,395,756	6,470,111
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 2.3046% 12/15/36 (a)(b)(c)	3,572,000	3,142,833
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.7046% 4/15/34 (a)(b)(c)	5,400,000	4,908,242
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.8246% 6/15/34 (a)(b)(c)	7,948,000	7,403,421
Class B, 1 month U.S. LIBOR + 1.500% 2.2046% 6/15/34 (a)(b)(c)	1,565,000	1,475,314
Class C, 1 month U.S. LIBOR + 1.750% 2.4546% 6/15/34 (a)(b)(c)	1,768,000	1,677,354
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,264,000	1,337,146
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,669,508
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,099,294
Class C, 4.782% 4/15/36 (a)(b)	760,000	713,583
Class D, 4.782% 4/15/36 (a)(b)	1,519,000	1,381,466
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	709,286
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	997,697
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,270,236
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.9546% 8/15/33 (a)(b)(c)	4,318,000	4,048,547
Class C, 1 month U.S. LIBOR + 1.500% 2.2046% 8/15/33 (a)(b)(c)	10,400,000	9,801,959
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	8,381,000	8,137,541
Series 2018-H4 Class A4, 4.31% 12/15/51	2,379,000	2,706,759
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	1,211,000	1,118,941
Class C, 3.1771% 11/10/36 (a)	1,162,000	1,023,565
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	462,965	454,712
Class B, 4.181% 11/15/34 (a)	1,632,000	1,563,423
Class C, 5.205% 11/15/34 (a)	1,144,100	1,104,573
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,645,460	4,201,065
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.8046% 3/15/36 (a)(b)(c)	4,971,000	4,279,345
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	2,773,000	3,017,807
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $131,720,699)		121,868,905

Municipal Securities - 1.3%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,244,280
7.5% 4/1/34	5,055,000	7,972,089
7.55% 4/1/39	3,585,000	5,817,380
6.65% 3/1/22	4,360,000	4,677,582
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	405,000	415,396
Series 2010 C1, 7.781% 1/1/35	2,940,000	3,735,623
Series 2012 B, 5.432% 1/1/42	1,205,000	1,070,498
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,320,000	4,357,843
5.1% 6/1/33	4,805,000	4,769,587
Series 2010-1, 6.63% 2/1/35	12,290,000	13,228,710
Series 2010-3:
6.725% 4/1/35	9,480,000	10,247,311
7.35% 7/1/35	5,540,000	6,215,991
Series 2010-5, 6.2% 7/1/21	904,000	915,517
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240,000	8,637,248
TOTAL MUNICIPAL SECURITIES
(Cost $70,143,589)		73,305,055

Bank Notes - 0.7%
Capital One NA 2.95% 7/23/21	5,645,000	5,660,776
Discover Bank:
3.1% 6/4/20	6,380,000	6,370,430
3.2% 8/9/21	6,841,000	6,808,657
3.35% 2/6/23	3,206,000	3,219,307
4.682% 8/9/28 (b)	2,761,000	2,811,278
KeyBank NA 6.95% 2/1/28	800,000	967,452
PNC Bank NA 2.3% 6/1/20	1,450,000	1,450,073
RBS Citizens NA 2.55% 5/13/21	1,560,000	1,558,256
Regions Bank 6.45% 6/26/37	7,720,000	9,824,031
Synchrony Bank 3.65% 5/24/21	4,766,000	4,706,773
TOTAL BANK NOTES
(Cost $40,525,119)		43,377,033
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.29% (g)
(Cost $49,124,500)	49,110,827	49,125,560
TOTAL INVESTMENT IN SECURITIES - 111.3%
(Cost $6,397,163,255)		6,550,685,651
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(663,150,525)
NET ASSETS - 100%		$5,887,535,126

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 4/1/50	$(4,850,000)	$(5,070,473)
2.5% 4/1/50	(9,700,000)	(10,140,946)
2.5% 4/1/50	(4,850,000)	(5,070,473)
2.5% 4/1/50	(4,650,000)	(4,861,382)
2.5% 4/1/50	(200,000)	(209,092)
2.5% 4/1/50	(9,700,000)	(10,140,946)
2.5% 4/1/50	(31,800,000)	(33,245,577)
2.5% 4/1/50	(19,800,000)	(20,700,076)
2.5% 4/1/50	(23,300,000)	(24,359,181)
2.5% 4/1/50	(10,000,000)	(10,454,584)
2.5% 4/1/50	(10,000,000)	(10,454,584)
2.5% 4/1/50	(4,850,000)	(5,070,473)
3% 4/1/50	(2,800,000)	(2,961,467)
3.5% 4/1/50	(1,150,000)	(1,213,140)
3.5% 4/1/50	(11,400,000)	(12,025,908)
3.5% 4/1/50	(11,500,000)	(12,131,398)
3.5% 4/1/50	(21,550,000)	(22,733,186)
3.5% 4/1/50	(11,400,000)	(12,025,908)
3.5% 4/1/50	(900,000)	(949,414)
3.5% 4/1/50	(10,600,000)	(11,181,985)

TOTAL GINNIE MAE		(215,000,193)

Uniform Mortgage Backed Securities
2.5% 4/1/35	(1,300,000)	(1,349,499)
2.5% 4/1/50	(21,900,000)	(22,701,376)
3% 4/1/35	(70,000,000)	(73,296,559)
3% 4/1/50	(22,300,000)	(23,385,033)
3% 4/1/50	(6,750,000)	(7,078,429)
3% 4/1/50	(9,500,000)	(9,962,234)
3% 4/1/50	(13,950,000)	(14,628,754)
3% 4/1/50	(26,650,000)	(27,946,688)
3% 4/1/50	(30,000,000)	(31,459,686)
3.5% 4/1/50	(2,900,000)	(3,067,286)
3.5% 4/1/50	(10,000,000)	(10,576,847)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(225,452,391)

TOTAL TBA SALE COMMITMENTS
(Proceeds $437,021,576)		$(440,452,584)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $594,795,449 or 10.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$188,085
Total	$188,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.